BASIS OF PRESENTATION (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of shares	188,874,130	154,053,233	156,853,233	152,454,816
Stock Options [Member]
Number of shares	159,744,061	106,600,006	109,400,006	106,253,339
Warrants [Member]
Number of shares	29,130,069	47,453,227	47,453,227	46,201,477